Cover	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ATI Physical Therapy, Inc.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001815849